Significant Accounting Policies (Details) - Schedule of Major Customer Data as a Percentage of Total Revenues - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Percentage of total revenues	100.00%	100.00%	100.00%
Cipher Pharmaceuticals [Member]
Concentration Risk [Line Items]
Percentage of total revenues	11.00%	11.00%	12.00%
Chong Kun Dang Pharmaceuticals Corp [Member]
Concentration Risk [Line Items]
Percentage of total revenues	25.00%	25.00%	24.00%
Gebro Holding GmBH [Member]
Concentration Risk [Line Items]
Percentage of total revenues	18.00%	18.00%	23.00%
Ewopharma AG [Member]
Concentration Risk [Line Items]
Percentage of total revenues	46.00%	46.00%	41.00%